Receivables	12 Months Ended
Dec. 31, 2019
Receivables
Receivables

4.Receivables

	December 31,	December 31,
	2019	2018
Trade receivable	$14,986	$209,869
GST receivable	47,428	278,182
SR&ED tax credits receivable	249,111	675,000
Other receivables	129,405	27,638
	$440,930	$1,190,689